Income Taxes [Text Block]	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]
8.	INCOME TAXES

Income before Income Tax Expense
Income before income tax expense by jurisdiction for the fiscal years ended March 31, 2018, 2019 and 2020 was as follows:

	2018	2019	2020
	(in millions)
Domestic income	¥803,057	¥228,018	¥89,440
Foreign income	858,762	642,824	343,780

Total	¥1,661,819	¥870,842	¥433,220

Income Tax Expense (Benefit)
The detail of current and deferred income tax expense (benefit) for the fiscal years ended March 31, 2018, 2019 and 2020 was as follows:

	2018	2019	2020
	(in millions)
Current:
Domestic	¥180,109	¥57,303	¥28,128
Foreign	107,119	123,730	147,344

Total	287,228	181,033	175,472

Deferred:
Domestic	116,873	(32,746)	(18,949)
Foreign	3,722	(15,050)	(42,018)

Total	120,595	(47,796)	(60,967)

Income tax expense	407,823	133,237	114,505
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	120,588	15,590	(29,747)
Debt valuation adjustments	(960)	4,293	23,908
Derivatives qualifying for cash flow hedges	(4,421)	(1,845)	4,012
Defined benefit plans	50,774	(38,229)	(57,685)
Foreign currency translation adjustments	(34,527)	15,148	(20,693)

Total	131,454	(5,043)	(80,205)

Total	¥539,277	¥128,194	¥34,300

The MUFG Group files tax returns on a consolidated basis for corporate income taxes within Japan. A consolidated basis for corporate income taxes results in the reporting of taxable income or loss based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries.
In the United States of America, on December 22, 2017, the Tax Cuts & Jobs Act was signed into law reducing the federal corporate income tax rate from 35% to 21% effective January 1, 2018. As a result of the reduction in the corporate income tax rate, the MUFG Group revalued its net deferred tax liabilities at March 31, 2018, resulting in a one-time
tax benefit of ¥10,395 million.

Reconciliation of Effective Income Tax Rate
Income taxes in Japan applicable to the MUFG Group are imposed by the national, prefectural and municipal governments, and in the aggregate resulted in a normal effective statutory rate of approximately 30.6%, 30.6%, and 30.6% for the fiscal years ended March 31, 2018, 2019 and 2020, respectively. Foreign subsidiaries are subject to income taxes of the countries in which they operate.
A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income to the combined normal effective statutory tax rates for the fiscal years ended March 31, 2018, 2019 and 2020 is as follows:

	2018	2019	2020
Combined normal effective statutory tax rate	30.6%	30.6%	30.6%
Nondeductible expenses	0.2	0.5	1.2
Impairment of goodwill	—	—	26.1
Foreign tax credit and payments	(1.7)	(3.3)	(9.2)
Lower tax rates applicable to income of subsidiaries	(0.4)	(2.5)	(3.2)
Change in valuation allowance	(3.0)	(1.4)	7.9
Realization of previously unrecognized tax effects of subsidiaries	—	—	(19.8	) (1)
Nontaxable dividends received	(2.0)	(9.1)	(15.6)
Undistributed earnings of subsidiaries	0.7	0.6	3.6
Tax and interest expense for uncertainty in income taxes	0.0	0.6	0.0
Noncontrolling interest income (loss)	0.1	0.2	(0.1)
Effect of changes in tax laws	(0.6)	0.0	—
Expiration of loss carryforward	0.4	0.1	1.9
Other—net	0.2	(1.0)	3.0

Effective income tax rate	24.5%	15.3%	26.4%

Note:
(1)
In October 2019, a wholly owned subsidiary of the MUFG Group was sold. The sale resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a
¥85,588
million reduction of income tax expense and a
19.8%
reduction in the effective tax rate for the fiscal year ended March 31, 2020.

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are computed for each tax jurisdiction using currently enacted tax rates applicable to periods when the temporary differences are expected to reverse. The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2019 and 2020 were as follows:

	2019	2020
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥301,222	¥317,770
Operating loss carryforwards	177,143	94,326
Loans	691	2,022
Accrued liabilities and other	236,363	277,807
Premises and equipment, including sale-and-leaseback transactions	158,144	150,116
Derivative financial instruments	101,118	96,761
Defined benefit plans	5,238	57,836
Obligations under operating leases	—	133,812
Valuation allowance	(218,191)	(151,530)

Total deferred tax assets	761,728	978,920

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	911,483	788,614
Intangible assets	38,772	87,063
Lease transactions	65,115	54,349
Investments in subsidiaries and affiliates (1)	217,429	279,583
Right-of-use assets of operating leases	—	106,995
Other (1)	63,272	90,653

Total deferred tax liabilities	1,296,071	1,407,257

Net deferred tax assets (liabilities)	¥(534,343)	¥(428,337)

Note:
(1)	Certain reclassifications have been made to prior period to conform to the current presentation.
The valuation allowance was provided primarily against deferred tax assets recorded at MUFG and its subsidiaries with operating loss carryforwards. The valuation allowance is determined to reduce the measurement of deferred tax assets not expected to be realized. Management considers all available evidence, both positive and negative, to determine whether the valuation allowance is necessary based on the weight of that evidence. Management determines the amount of the valuation allowance based on future reversals of existing taxable temporary differences and future taxable income exclusive of reversing temporary differences. Future taxable income is developed from forecasted operating results, based on recent historical trends and approved business plans, the eligible carryforward periods and other relevant factors.
For certain subsidiaries where strong negative evidence exists, such as the existence of significant amounts of operating loss carryforwards, cumulative losses and the expiration of unused operating loss carryforwards in recent years, a valuation allowance was recognized against the deferred tax assets as of March 31, 2019 and 2020 to the extent that it is more likely than not that they will not be realized.
For the fiscal year ended March 31, 2018, the MUFG Group released a valuation allowance of ¥53,360 million which was mainly due to the commencement of a certain subsidiary’s application of the consolidated
corporate-tax
system. Management believes that the net operating loss carryforwards related to Japanese corporate taxes will be fully utilized by the application of the consolidated corporate-tax
system.

Furthermore, under the Japanese tax law, 95% of a dividend received from
a foreign company in which a domestic company has held generally at least 25% of the outstanding shares for a continuous period of six months or more ending on the date on which the dividend is declared can be excluded from the domestic company’s taxable income. Therefore, if undistributed earnings of certain foreign subsidiaries are repatriated through dividends, only
5
% of the amount of dividends will be included in
taxable
income.
Operating Loss and Tax Credit Carryforwards
At March 31, 2020, the MUFG Group had operating loss carryforwards for corporate tax of ¥228,637 million and tax credit carryforwards of ¥72,360 million for tax purposes. Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2021	¥11,024	¥12,534
2022	16,306	6,137
2023	5,867	219
2024	5,524	185
2025	81,967	168
2026	51,271	130
2027 and thereafter	25,770	47,943
No definite expiration date	30,908	5,044

Total	¥228,637	¥72,360

Uncertainty in Income Tax
The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions)
Balance at beginning of fiscal year	¥7,851	¥12,917	¥19,160
Gross amount of increases for current year’s tax positions	427	313	399
Gross amount of increases for prior years’ tax positions	6,642	8,836	212
Gross amount of decreases for prior years’ tax positions	(455)	(1,090)	—
Net amount of changes relating to settlements with tax authorities	(1,074)	—	(81)
Decreases due to lapse of applicable statutes of limitations	(253)	(1,540)	(297)
Foreign exchange translation and other	(221)	(276)	(144)

Balance at end of fiscal year	¥12,917	¥19,160	¥19,249

The MUFG Group classifies interest and penalties, if applicable, related to income taxes as Income tax expense. Accrued interest and penalties (not included in the “unrecognized tax benefits” above) are a component of Other liabilities. The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for
the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions)
Balance at beginning of fiscal year	¥4,054	¥4,564	¥3,056
Total interest and penalties in the consolidated statements of income	694	(1,655)	(398)
Total cash settlements, foreign exchange translation and other	(184)	147	(46)

Balance at end of fiscal year	¥4,564	¥3,056	¥2,612

The MUFG Group is subject to ongoing tax examinations by the tax authorities of the various jurisdictions in which it operates. The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2019 and forward
United States—Federal	2016 and forward
United States—California	2015 and forward
Thailand	2012 and forward
Indonesia	2017 and forward

The MUFG Group is currently under continuous examinations by the tax authorities in various domestic and foreign jurisdictions and many of these examinations are resolved every year. The unrecognized tax benefits will decrease since resolved items will be removed from the balance regardless of whether their resolution results in payment or recognition. It is reasonably possible that the unrecognized tax benefits will decrease by approximately ¥2.4 billion during the next twelve months.